Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2024	2025
Land	$952	$995
Buildings	2,334	2,440
Buildings improvements	142	148
Laboratory equipment	741	775
Office equipment	112	117
Transportation equipment	21	22
Other equipment	48	50
Leasehold improvements	140	146
Construction in progress	135	140
	4,625	4,833
Less: accumulated depreciation	(1,576)	(1,745)
Property and equipment, net	$3,049	$3,088

Depreciation expenses recognized during the years ended December 31, 2023, 2024 and 2025 were approximately $127, $120 and $100, respectively.